As filed with the Securities and Exchange Commission on August 15, 2014

Securities Act File No. 333-99395

Investment Company Act File No. 811-21197

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒
(Check appropriate box or boxes)

BBIF GOVERNMENT SECURITIES FUND

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BBIF Government Securities Fund

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
Laurin Blumenthal Kleiman, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.10 per share.

Master Government Securities LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on August 15, 2014.

BBIF GOVERNMENT SECURITIES FUND
(Registrant)

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	August 15, 2014
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	August 15, 2014
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

IAN A. MACKINNON*	Trustee
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

PAUL L. AUDET*	Trustee
Paul L. Audet

HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/S/ BENJAMIN ARCHIBALD	August 15, 2014
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Government Securities LLC has duly caused this Post-Effective Amendment to the Registration Statement of BBIF Government Securities Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on August 15, 2014.

MASTER GOVERNMENT SECURITIES LLC

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

This Registration Statement of BBIF Government Securities Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	August 15, 2014
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	August 15, 2014
Neal J. Andrews

DAVID O. BEIM*	Director
David O. Beim

FRANK J. FABOZZI*	Director
Frank J. Fabozzi

RONALD W. FORBES*	Director
Ronald W. Forbes

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

HERBERT I. LONDON*	Director
Herbert I. London

IAN A. MACKINNON*	Director
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Director
Toby Rosenblatt

KENNETH L. URISH*	Director
Kenneth L. Urish

FREDERICK W. WINTER*	Director
Frederick W. Winter

PAUL L. AUDET*	Director
Paul L. Audet

HENRY GABBAY*	Director
Henry Gabbay

*By:	/S/ BENJAMIN ARCHIBALD	August 15, 2014
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase